Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Capital Details
Total Capital	$ 46,004	$ 43,042
Total Capital (to risk-weighted assets) ratio	13.70%	12.50%
Minimum amount of capital for adequacy purposes	26,856	27,510
Minimum amount of capital for adequacy purposes, ratio	8.00%	8.00%
Minimum Capital required to be well-capitalized	33,570	34,387
Minimum Capital required to be well-capitalized, ratio	10.00%	10.00%
Tier 1 Capital	42,015	38,960
Tier 1 Capital (to average assets) ratio	12.50%	11.30%
Minimum amount of Tier 1 Capital for adequacy purposes	13,428	13,755
Minimum amount of Tier 1 Capital for adequacy purposes, ratio	4.00%	4.00%
Minimum Tier 1 Capital required to be well-capitalized	20,142	20,632
Minimum Tier 1 Capital required to be well-capitalized, ratio	6.00%	6.00%
Tier 1 Capital	42,015	38,960
Tier 1 Capital (to risk-weighted assets) ratio	8.80%	8.30%
Minimum amount of Tier 1 Capital for adequacy purposes	19,191	18,801
Minimum amount of Tier 1 Capital for adequacy purposes, ratio	4.00%	4.00%
Minimum Tier 1 Capital required to be well-capitalized	$ 23,988	$ 23,502
Minimum Tier 1 Capital required to be well-capitalized, ratio	5.00%	5.00%